Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information derivatives
Accounting policies for derivatives is further detailed in note C.6. On December 31, 2018 and 2017 fair value of derivatives held by the Group can be summarized as follows:

	2018	2017
	(US$ millions)
Derivatives
Cash flow hedge derivatives	—	(56)
Net derivative asset (liability)	—	(56)

Disclosure of nature and extent of risks arising from financial instruments
Financing at December 31, 2018

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	140	162	137	436	204	2,036	3,115
Weighted average nominal interest rate	6.35%	6.59%	6.64%	6.61%	4.10%	6.47%	6.34%
Floating rate financing	319	175	266	133	263	309	1,465
Weighted average nominal interest rate	10.28%	5.89%	2.73%	0.49%	4.41%	1.13%	1.98%
Total	458	337	403	569	468	2,345	4,580
Weighted average nominal interest rate	9.08%	6.23%	4.06%	5.18%	4.28%	5.76%	4.95%
Financing at December 31, 2017

	Amounts due within:
	1 year	1-2 years	2-3 years	3-4 years	4-5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	87	365	141	104	396	1,369	2,462
Weighted average nominal interest rate	7.17%	5.52%	8.28%	9.92%	7.73%	7.68%	7.48%
Floating rate financing	98	134	206	327	188	370	1,323
Weighted average nominal interest rate	4.24%	2.37%	8.40%	12.20%	1.98%	2.25%	3.06%
Total	185	500	347	431	584	1,738	3,785
Weighted average nominal interest rate	5.61%	4.68%	8.35%	11.65%	5.88%	6.52%	5.94%
Debt denomination at December 31

	2018	2017
	(US$ millions)
Debt denominated in US dollars	3,132	1,983
Debt denominated in currencies of the following countries:
Colombia	718	834
Chad	62	61
Tanzania	112	121
Bolivia	306	337
Paraguay	207	191
Luxembourg (SEK denominated)	43	243
Other	—	15
Total debt denominated in other currencies	1,448	1,802
Total debt	4,580	3,785

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2018 (i)

	Less than 1 year	1 to 5 years	> 5 years	Total
	(US$ millions)
Total debt and financing	(458)	(1,778)	(2,345)	(4,580)
Cash and cash equivalents	528	—	—	528
Pledged deposits (related to bank borrowings)	2	—	—	2
Derivative financial instruments (SEK currency swap)	—	—	—	—
Net cash (debt) including derivatives related to debt	72	(1,778)	(2,345)	(4,051)
Future interest commitments	(248)	(786)	(77)	(1,111)
Trade payables (excluding accruals)	(478)	—	—	(478)
Other financial liabilities (including accruals)	(1,217)	(135)	—	(1,352)
Put Option liability	(239)	—	—	(239)
Trade receivables	343	—	—	343
Other financial assets	184	126	—	310
Net financial liabilities	(1,583)	(2,573)	(2,422)	(6,578)
(i) As from 2018, the Group has excluded 'restricted cash' from its definition of Net debt. 2017 figures have been re-presented accordingly.

Maturity profile of net financial liabilities at December 31, 2017

	Less than 1 year	1 to 5 years	> 5 years	Total
	(US$ millions)
Total debt and financing	(185)	(1,862)	(1,738)	(3,785)
Cash and cash equivalents	619	—	—	619
Pledged deposits (related to bank borrowings)	1	—	—	1
Derivative financial instruments (SEK currency swap)	(56)	—	—	(56)
Net cash (debt) including derivatives related to debt	380	(1,862)	(1,738)	(3,220)
Future interest commitments	(255)	(785)	(68)	(1,108)
Trade payables (excluding accruals)	(427)	—	—	(427)
Other financial liabilities (including accruals)	(1,094)	(124)	—	(1,218)
Trade receivables	386	—	—	386
Other financial assets	144	113	—	257
Net financial liabilities	(866)	(2,658)	(1,806)	(5,330)

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2018 (i)

	Less than 1 year	1 to 5 years	> 5 years	Total
	(US$ millions)
Total debt and financing	(458)	(1,778)	(2,345)	(4,580)
Cash and cash equivalents	528	—	—	528
Pledged deposits (related to bank borrowings)	2	—	—	2
Derivative financial instruments (SEK currency swap)	—	—	—	—
Net cash (debt) including derivatives related to debt	72	(1,778)	(2,345)	(4,051)
Future interest commitments	(248)	(786)	(77)	(1,111)
Trade payables (excluding accruals)	(478)	—	—	(478)
Other financial liabilities (including accruals)	(1,217)	(135)	—	(1,352)
Put Option liability	(239)	—	—	(239)
Trade receivables	343	—	—	343
Other financial assets	184	126	—	310
Net financial liabilities	(1,583)	(2,573)	(2,422)	(6,578)
(i) As from 2018, the Group has excluded 'restricted cash' from its definition of Net debt. 2017 figures have been re-presented accordingly.

Maturity profile of net financial liabilities at December 31, 2017

	Less than 1 year	1 to 5 years	> 5 years	Total
	(US$ millions)
Total debt and financing	(185)	(1,862)	(1,738)	(3,785)
Cash and cash equivalents	619	—	—	619
Pledged deposits (related to bank borrowings)	1	—	—	1
Derivative financial instruments (SEK currency swap)	(56)	—	—	(56)
Net cash (debt) including derivatives related to debt	380	(1,862)	(1,738)	(3,220)
Future interest commitments	(255)	(785)	(68)	(1,108)
Trade payables (excluding accruals)	(427)	—	—	(427)
Other financial liabilities (including accruals)	(1,094)	(124)	—	(1,218)
Trade receivables	386	—	—	386
Other financial assets	144	113	—	257
Net financial liabilities	(866)	(2,658)	(1,806)	(5,330)

Disclosure of detailed information about managing capital
Net debt to EBITDA

	Note	2018	2017
	(US$ millions)
Net debt	C.5.	4,051	3,164
EBITDA	B.3.	1,254	1,278
Net debt to EBITDA (i)		3.23	2.48
(i) Ratio is above 3x on an IFRS basis. However, covenants are calculated on proportionate net debt/EBITDA, including Guatemala and Honduras, which show results below 3x.

Gearing ratio

	Note	2018	2017
	(US$ millions)
Net debt	C.5.	4,051	3,164
Equity	C.1.	2,542	3,096
Net debt and equity		6,593	6,260
Gearing ratio		0.61	0.51